Common Shares - Schedule of changes in common shares issued and outstanding (Details) - USD ($) $ in Thousands			12 Months Ended
		May 27, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Deferred income taxes			$ 247
Reconciliation of Value of Shares Outstanding [Roll Forward]
Beginning balance			75,880
Net parent investment		$ 17,660
Issuance of shares to parent			0
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over:			21,737
Issuance of shares – Acquisitions			9,652
Shared issued in settlement of restricted share units (Note 15)			(393)
Share issuance costs, net of income taxes of $247,000		$ (695)	(624)
Ending balance			273,578
Share and debt issue expenses
Disclosure of classes of share capital [line items]
Deferred income taxes			247
Bonikro Gold Stream
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			38,160
Yamana Group
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			37,786
Troilus Gold Royalty
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			6,665
Valkyrie Royalty Inc.
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			8,906
Coral Gold Resources Ltd.
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			40,232
Blackwater Gold Royalty
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			$ 628
Common shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	[1]		327,717,520
Issuance of shares - Acquisitions (in shares)		14,777,778	14,777,778	[1]
Settlement of restricted share units in common shares (in shares)	[1]		457,838
Ending balance (in shares)		33,282,236	565,429,124	[1]
Reconciliation of Value of Shares Outstanding [Roll Forward]
Beginning balance			$ 0
Issuance of shares to parent			93,540
Deemed issuance to investors of Guerrero Ventures Inc. as part of the Reverse Take-over:			21,737
Issuance of shares – Acquisitions			9,652
Shared issued in settlement of restricted share units (Note 15)			366
Share issuance costs, net of income taxes of $247,000			(624)
Ending balance			$ 254,210
Common shares | Bonikro Gold Stream
Reconciliation of number of shares outstanding [abstract]
Issuance of shares - Acquisitions (in shares)	[1]		68,738,445
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			$ 38,160
Common shares | Yamana Group
Reconciliation of number of shares outstanding [abstract]
Issuance of shares - Acquisitions (in shares)	[1]		66,500,000
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			$ 37,786
Common shares | Troilus Gold Royalty
Reconciliation of number of shares outstanding [abstract]
Issuance of shares - Acquisitions (in shares)	[1]		5,769,231
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			$ 6,456
Common shares | Valkyrie Royalty Inc.
Reconciliation of number of shares outstanding [abstract]
Issuance of shares - Acquisitions (in shares)	[1]		7,399,970
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			$ 8,906
Common shares | Coral Gold Resources Ltd.
Reconciliation of number of shares outstanding [abstract]
Issuance of shares - Acquisitions (in shares)	[1]		39,994,252
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			$ 37,603
Common shares | Blackwater Gold Royalty
Reconciliation of number of shares outstanding [abstract]
Issuance of shares - Acquisitions (in shares)	[1]		791,854
Reconciliation of Value of Shares Outstanding [Roll Forward]
Issuance of shares – Acquisitions			$ 628

[1]	The shares issued to the parent upon the Reverse Take-over are deemed to have been issued and outstanding since January 1, 2019 for purposes of these consolidated financial statements.